Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

		For the year ended December 31,
		2022	2021
	Notes	$	$

Cash consideration		52.5	734.7
Notes payable	16	40.6	41.6
Consideration		93.1	776.3

Cash consideration		52.5	734.7
Cash acquired		2.1	32.2
Net cash paid		50.4	702.5

Assets and liabilities acquired
Cash		2.1	32.2
Non-cash working capital
Trade receivables		21.1	98.9
Unbilled receivables		4.5	43.5
Trade and other payables		(9.9)	(75.5)
Deferred revenue		(3.1)	(43.0)
Other non-cash working capital		(4.9)	12.0
Property and equipment	10	(0.5)	11.6
Lease assets	11	8.5	79.9
Intangible assets	13	15.3	205.7
Deferred tax assets (liabilities), net	26	18.7	(19.9)
Lease liabilities		(1.6)	(91.4)
Provisions	17	(21.3)	(9.7)
Other		(0.5)	(0.8)
Total identifiable net assets at fair value		28.4	243.5
Goodwill arising on acquisitions	12	64.7	532.8